ACCOUNTS PAYABLE AND ACCRUED LIABILTIES (Tables)	12 Months Ended
Jun. 26, 2021
Payables and Accruals [Abstract]
Schedule of accounts payable and accrued liabilities

As of June 26, 2021 and June 27, 2020, accounts payable and accrued liabilities consist of the following:

	2021	2020

Accounts Payable	$35,064,380	$55,658,731
Accrued Liabilities	11,470,700	10,513,204
Other Accrued Liabilities	10,603,703	10,455,783

Total Accounts Payable and Accrued Liabilities	$57,138,783	$76,627,718